Risks and Uncertainties	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 3 - Risks and Uncertainties

The Company operates in an industry that is subject to rapid technological change and intense competition. The Company’s operations are subject to significant risk and uncertainties including financial, operational, technological, content licensing, regulatory and other risks including the potential for business failure.